Total
T. Rowe Price Maryland Short-Term Tax-Free Bond Fund
Maryland Short-Term Tax-Free Bond Fund
Investment Objective(s)
The fund seeks to provide the highest level of income exempt from federal and Maryland state and local income taxes consistent with modest fluctuation in principal value.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. You may also incur brokerage commissions and other charges when buying or selling shares of the fund, which are not reflected in the table or example below.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees - T. Rowe Price Maryland Short-Term Tax-Free Bond Fund - USD ($)	Investor Class		I Class
Maximum account fee	$ 20	[1]	none
[1]	Subject to certain exceptions and account minimums, accounts are charged an annual $20 fee.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - T. Rowe Price Maryland Short-Term Tax-Free Bond Fund	Investor Class		I Class
Management fees	0.39%		0.39%
Other expenses	0.36%		0.20%	[1]
Total annual fund operating expenses	0.75%		0.59%
Fee waiver/expense reimbursement	(0.22%)	[2]	(0.15%)	[1]
Total annual fund operating expenses after fee waiver/expense reimbursement	0.53%	[2]	0.44%	[1]
[1]

T. Rowe Price Associates, Inc., has contractually agreed (through April 30, 2026) to pay the operating expenses of the fund’s I Class excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses (I Class Operating Expenses), to the extent the I Class Operating Expenses exceed 0.05% of the class’ average daily net assets. The agreement may only be terminated at any time after April 30, 2026, with approval by the fund’s Board of Directors. Any expenses paid under this agreement (and any applicable prior limitations) are subject to reimbursement to T. Rowe Price Associates, Inc., by the class whenever the I Class Operating Expenses are below 0.05%. However, the class will not reimburse T. Rowe Price Associates, Inc., more than three years from the date such amounts were initially waived or paid. The class may only reimburse T. Rowe Price Associates, Inc., if the reimbursement does not cause the I Class Operating Expenses (after the reimbursement is taken into account) to exceed the current expense limitation on I Class Operating Expenses (or the expense limitation in place at the time the amounts were waived or paid).

[2]

T. Rowe Price Associates, Inc., has contractually agreed (through April 30, 2026) to waive its fees and/or bear any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses) that would cause the class’ ratio of expenses to average daily net assets to exceed 0.53%. The agreement may only be terminated at any time after April 30, 2026, with approval by the fund’s Board of Directors. Fees waived and expenses paid under this agreement (and any applicable prior limitations) are subject to reimbursement to T. Rowe Price Associates, Inc., by the class whenever the class’ expense ratio is below 0.53%. However, the class will not reimburse T. Rowe Price Associates, Inc., more than three years from the date such amounts were initially waived or paid. The class may only reimburse T. Rowe Price Associates, Inc., if the reimbursement does not cause the class’ expense ratio (after the reimbursement is taken into account) to exceed the class’ current expense limitation (or the expense limitation in place at the time the amounts were waived or paid).

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. The example also assumes that any current expense limitation arrangement remains in place for the period noted in the previous table; therefore, the figures have been adjusted to reflect fee waivers or expense reimbursements only in the periods for which the expense limitation arrangement is expected to continue. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - T. Rowe Price Maryland Short-Term Tax-Free Bond Fund - USD ($)	Investor Class	I Class
1 Year	$ 54	$ 45
3 Years	194	158
5 Years	372	299
10 Years	$ 888	$ 708

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 45.8% of the average value of its portfolio.
Principal Investment Strategies

The fund invests so that, under normal market conditions, at least 80% of its net assets (including any borrowings for investment purposes) are invested in bonds that pay interest exempt from federal and Maryland state and local income taxes, and at least 80% of the fund’s income is expected to be exempt from federal and Maryland state and local income taxes. While the fund may buy securities of any maturity, the fund’s weighted average maturity is not expected to exceed three years. Most investments are in investment-grade securities, which are securities rated in one of the four highest credit rating categories by at least one major credit rating agency or, if unrated, deemed by the adviser to be of comparable quality. However, the fund may invest up to 10% of its total assets in below investment-grade securities, known as “junk” bonds, including those with the lowest credit rating. In addition, up to 20% of the fund’s income could be derived from securities subject to the alternative minimum tax.

In addition to investing in state and local general obligation bonds, the fund may invest a significant portion of its assets in sectors with special risks, such as health care, transportation, and utilities, as well as private activity bonds (including industrial revenue bonds), which are municipal bonds issued by a government agency on behalf of a private sector company and, in most cases, are not backed by the credit of the issuing municipality. It is possible that 25% or more of the fund’s assets could be invested in municipal securities that would tend to respond similarly to particular economic or political developments. For example, the fund may invest in securities of issuers whose revenues are generated from similar types of projects or operate in similar industries. The fund may at times invest more than 25% of its net assets overall in industrial revenue bonds, but investments in industrial revenue bonds related to the same industry may not exceed 25% of the fund’s net assets. Bonds that are refunded with escrowed U.S. government securities are not subject to the 25% limitation. Refunded bonds may have originally been issued as general obligation or revenue bonds, but become “refunded” when they are secured by an escrow fund, usually consisting entirely of direct U.S. government obligations, U.S. government agency obligations, and/or cash.

Due to seasonal variations in the supply of suitable Maryland municipal securities, the fund may invest in other municipal securities whose interest is exempt from federal but not Maryland income taxes. While efforts will be made to minimize such investments, they could comprise up to 10% of the fund’s annual income.

The fund is “nondiversified,” meaning it may invest a greater portion of its assets in fewer issuers than is permissible for a “diversified” fund.

Principal Risks
Risk Table - T. Rowe Price Maryland Short-Term Tax-Free Bond Fund	Risk [Text Block]
Risk Lose Money [Member]	The fund’s share price fluctuates, which means you could lose money by investing in the fund.
State-specific focus

State-specific focus: Because the fund focuses its investments on securities issued by Maryland and its municipalities, it is more susceptible to unfavorable developments in Maryland than funds that invest in municipal securities of many states. The fund’s performance will depend heavily on the financial strength and economic conditions of the State of Maryland, its localities, and its agencies, and any adverse tax, legislative, or political developments may have far-reaching impacts on the overall Maryland municipal securities market. A bond default or credit rating downgrade, or even negative perceptions of the ability to make timely bond payments, involving even a small number of Maryland municipal securities issuers could affect the market values and marketability of all Maryland municipal securities.

Market conditions

Market conditions: The value of the fund’s investments may decrease, sometimes rapidly or unexpectedly, due to factors affecting an issuer held by the fund, particular industries, or the overall securities markets. A variety of factors can increase the volatility of the fund’s holdings and markets generally, including economic, political, or regulatory developments, recessions, inflation, rapid interest rate changes, war, military conflict, acts of terrorism, natural disasters, and outbreaks of infectious illnesses or other widespread public health issues (such as the coronavirus pandemic) and related governmental and public responses (including sanctions). Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others. Government intervention in markets may impact interest rates, market volatility, and security pricing. These adverse developments may cause broad declines in market value due to short-term market movements or for significantly longer periods during more prolonged market downturns.

Municipal securities

Municipal securities: The fund may be highly impacted by events tied to the overall municipal securities markets, which can be very volatile and significantly affected by unfavorable legislative or political developments and adverse changes in the financial conditions of municipal securities issuers and the global, national, and/or local economies. Income from municipal securities held by the fund could become taxable because of changes in tax laws or interpretations by taxing authorities, or noncompliant conduct of a state or municipality. Other changes in tax laws, including changes to individual or corporate tax rates, could alter the attractiveness and overall demand for municipal bonds.

Certain sectors of the municipal bond market have special risks and could be affected by certain developments more significantly than the market as a whole. For example: health care can be negatively impacted by rising expenses and dependency on third party reimbursements; transportation can be negatively impacted by declining revenues or unexpectedly high construction or fuel costs; utilities are subject to governmental rate regulation; and private activity bonds (including industrial development bonds) rely on project revenues and the creditworthiness of the corporate user as opposed to governmental support. Investing significantly in municipal obligations backed by revenues of similar types of industries or projects may make the fund more susceptible to developments affecting those industries and projects.

Risk Nondiversified Status [Member]

Nondiversification: As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. As a result, poor performance by a single issuer could adversely affect fund performance more than if the fund were invested in a larger number of issuers. The fund’s share price can be expected to fluctuate more than that of a similar fund that is more broadly diversified.

Credit quality

Credit quality: An issuer of a debt instrument could suffer an adverse change in financial condition that results in a payment default (failure to make scheduled interest or principal payments), rating downgrade, or inability to meet a financial obligation. Securities that are rated below investment grade carry greater risk of default and should be considered speculative. Economic downturns often result in reduced levels of taxes collected and revenues earned by municipalities and insufficient funding to meet pension or health care obligations, which could lessen the overall financial strength of a municipality and increase the credit risk of the securities it issues. The fund’s credit risk is increased to the extent it invests in securities that are not backed by the taxing power of the municipal issuer.

Interest rates

Interest rates: A rise in interest rates typically causes the price of a fixed rate debt instrument to fall and its yield to rise. Conversely, a decline in interest rates typically causes the price of a fixed rate debt instrument to rise and the yield to fall. The prices and yields of inflation-linked bonds are directly impacted by the rate of inflation as well as changes in interest rates. Generally, funds with longer weighted average maturities and durations carry greater interest rate risk. Changes in monetary policy made by central banks and/or governments are likely to affect the interest rates or yields of the securities in which the fund invests.

Callable bonds

Callable bonds: While a rise in interest rates is the principal source of interest rate risk for bond funds, falling rates bring the possibility that a bond may be “called,” or redeemed before maturity, and that the proceeds may need to be reinvested in lower-yielding securities.

Liquidity

Liquidity: The fund may not be able to sell a holding in a timely manner at a desired price. Reduced liquidity in the bond markets can result from a number of events, such as limited trading activity, reductions in bond inventory, and rapid or unexpected changes in interest rates. The secondary market for certain municipal bonds tends to be less developed and less liquid than many other bond markets. Less liquid markets could lead to greater price volatility and limit the fund’s ability to sell a holding at a suitable price.

Alternative minimum tax

Alternative minimum tax: Although the fund seeks to distribute tax-exempt income, a portion of the fund’s otherwise tax-exempt dividends may be taxable to those shareholders subject to the federal alternative minimum tax.

Active management

Active management: The fund’s overall investment program and holdings selected by the fund’s investment adviser may underperform the broad markets, relevant indices, or other funds with similar objectives and investment strategies.

Cybersecurity breaches

Cybersecurity breaches: The fund could be harmed by intentional cyberattacks and other cybersecurity breaches, including unauthorized access to the fund’s assets, confidential information, or other proprietary information. In addition, a cybersecurity breach could cause one of the fund’s service providers or financial intermediaries to suffer unauthorized data access, data corruption, or loss of operational functionality.

Performance

The following performance information provides some indication of the risks of investing in the fund. The fund’s performance information represents only past performance (before and after taxes) and is not necessarily an indication of future results.

The following bar chart illustrates how much returns can differ from year to year by showing calendar year returns and the best and worst calendar quarter returns during those years for the fund’s Investor Class. Returns for other share classes vary since they have different expenses.

Calendar Year Returns

The fund’s return for the three months ended 3/31/24 was -0.03%.

	Quarter Ended	Total Return		Quarter Ended	Total Return
Best Quarter	12/31/23	2.94%	Worst Quarter	3/31/22	-2.02%

Average Annual Total Returns Periods ended December 31, 2023

The following table shows the average annual total returns for each class of the fund that has been in operation for at least one full calendar year, and also compares the returns with the returns of a relevant broad-based market index, as well as with the returns of one or more comparative indexes that have investment characteristics similar to those of the fund, if applicable.

In addition, the table shows hypothetical after-tax returns to demonstrate how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or an IRA. After-tax returns are shown only for the Investor Class and will differ for other share classes.

Average Annual Total Returns - T. Rowe Price Maryland Short-Term Tax-Free Bond Fund	Label	1 Year	5 Years	10 Years	Since Inception		Inception Date
Investor Class		3.35%	1.04%	0.81%			Jan. 29, 1993
Investor Class | After Taxes on Distributions		3.35%	1.04%	0.81%
Investor Class | After Taxes on Distributions and Sales		2.69%	1.07%	0.85%
I Class		3.44%	1.14%		1.03%		Jul. 06, 2017
Bloomberg 1-3 Year Municipal Bond Index	Bloomberg 1-3 Year Municipal Bond Index
Bloomberg 1-3 Year Municipal Bond Index		3.34%	1.32%	1.12%	1.27%	[1]
Lipper Short Municipal Debt Funds Average	Lipper Short Municipal Debt Funds Average
Lipper Short Municipal Debt Funds Average		3.61%	1.17%	0.94%	1.09%	[2]
[1]	Return since 7/6/17.
[2]	Return since 6/30/17.

Updated performance information is available through troweprice.com.